Income Taxes - Effective Tax Rate Reconciliation (Details 6) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense (benefit) at U.S. federal statutory rate			$ (134.0)	$ (9.2)	$ 2.4
Income tax expense calculated on noncontrolling interests			(22.0)	(22.0)	(22.5)
State and foreign tax expense, net of federal tax			(0.9)	(3.1)	1.7
Increase in deferred tax asset valuation allowance			228.6	36.7	21.9
Amount allocated to other comprehensive income			(13.2)	0.0	(22.7)
Change in accrual for uncertain tax positions			0.3	(0.9)	(1.7)
Stock compensation in excess of tax deduction			0.0	2.0	3.1
Expiration of charitable contribution carryforwards			0.0	0.0	2.5
Other permanent differences			4.6	4.2	4.9
Income tax expense (benefit)	$ 0.1	$ 7.7	$ 63.4	$ 7.7	$ (10.4)